UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                               FORM 24F-2
                     Annual Notice of Securities Sold
                          Pursuant to Rule 24F-2

        Read instructions at end of Form before preparing Form.


1.  Name and address of issuer:

          KANSAS TAX EXEMPT TRUST SERIES 36
          250 N. Rock Road, Suite 150
          Wichita, KS  67206


2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): ___

          Kansas Tax Exempt Trust Series 36


3.  Investment Company Act File Number:  811-4090


    Securities Act File Number:  33-36079


4.  (a).  Last day of fiscal year for which this Form is filed:
          August 31, 1998


4.  (b).  ___ Check box if this Form is being filed late (i.e., more than
              90 calendar days after the end of the issuer's fiscal year). (See instruction A.2)

Note: If the form is being filed late, interest must be paid on the registration fee due.


4.  (c).  ___ Check box if this is the last time the issuer will be filing this form.

5.  Calculation of registration fee:

    (i)  Aggregate sale price of securities sold
         during the fiscal year pursuant to
         section 24(f):                                    $    51,392.00
                                                          ---------------
   (ii)  Aggregate price of securities redeemed or
         repurchased during the fiscal year:               $   229,876.00
                                                          ---------------
  (iii)  Aggregate price of securities redeemed or
         repurchased during any prior fiscal year
         ending no earlier than October 11, 1995
         that were not previously used to reduce
         registration fees payable to the
         Commission:                                       $         0.00
                                                          ---------------
   (iv)  Total available redemption credits
         [add Items 5(ii) and 5(iii):                     -$   229,876.00
                                                          ---------------
    (v)  Net sales -- if item 5(I) is greater
         than item 5(iv) [subtract Item 5(iv)
         from Item 5(I)]:                                  $         0.00
                                                          ---------------
   (vi)  Redemption credits available for use in
         future years -- if Item 5(I) is less
         than Item 5(iv) [subtract Item 5(iv)
         from Item 5(I)]:                                 ($   178,484.00)
                                                          ---------------
  (vii)  Multiplier for determining registration
         fee (See Instruction C.9):                        x      .000278
                                                          ---------------
 (viii)  Registration fee due [multiply Item 5(v)
         by Item 5(vii)] (enter "0" if not fee
         is due):                                          $         0.00
                                                          ===============

6.  Prepaid Shares

    If the response to Item 5(I) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units deducted here:_________. If there is a number of shares of other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:_________.


7.  Interest due -- if the Form is being filed more
    than 90 days after the end of the issuer's
    fiscal year (see instruction D):                      +$         0.00
                                                          ---------------

8.  Total of the amount of the registration fee due
    plus any interest due [line 5(viii) plus line 7]:      $         0.00
                                                          ===============

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

        Method of Delivery:

             ___ Wire Transfer
             ___ Mail or other means

                              SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*               /s/ Robin K. Pinkerton
                                   ---------------------------------
                                     Robin K. Pinkerton, President

Date:   November 30, 1998
      --------------------

                          CHAPMAN AND CUTLER
                        111 WEST MONROE STREET
                       CHICAGO, ILLINOIS  60603


                           November 30, 1998


Ranson & Associates, Inc.
250 N. Rock Road, Suite 150
Wichita, KS  67206

Re:  KANSAS TAX EXEMPT TRUST SERIES 36

Gentlemen:

We have served as counsel for Ranson & Associates, Inc, as successor Sponsor of the above described Trust, in connection with the preparation, execution and delivery of a Trust Indenture and Agreement relating to such Fund pursuant to which the Depositor has delivered to and deposited the Securities listed in Schedule A to the Trust Indenture and Agreement with the Trustee and pursuant to which the Trustee has issued to or on the order of the Depositor a certificate or certificates representing Units of fractional undivided interest in and ownership of the Fund created under said Trust Indenture and Agreement.

In connection therewith, we have examined such pertinent records and documents and matters of law as we have deemed necessary in order to enable us to express to opinions hereinafter set forth.

Based upon the foregoing, we are of the opinion that the certificates evidencing the Units in the Fund constitute valid and binding obligations of the Fund in accordance with the terms thereof.


                                      Very truly yours,

                                      CHAPMAN & CUTLER